Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Ship-management fees	$ (720)	$ (712)	$ (631)
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire commissions	354	368	316
Ship-management fees	720	712	631
Administration fees	1,618	1,600	1,600
Related party transaction expenses, total	$ 2,692	$ 2,680	$ 2,547